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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                            FORM 13F COVER PAGE

                 Report for the Quarter Ended December 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Einhorn
Title:    President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ DAVID EINHORN          New York, New York       February 10, 2003
     -----------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      37

Form 13F Information Table Value Total:      $752,287


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

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                           FORM 13F INFORMATION TABLE


                                                                                                    VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER   ----------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
ADVANCED MEDICAL    COM          00763M108     37,346    3,120,000  SH          SOLE             3,120,000
   OPTICS INC
ARCH COAL INC       COM          039380100     61,555    2,851,100  SH          SOLE             2,851,100
BEAZER HOMES USA    COM          07556Q105      9,375      154,700  SH          SOLE               154,700
   INC
CNA FINL CORP       COM          126117100     20,890      816,000  SH          SOLE               816,000
CENDANT CORP        COM          151313103     48,784    4,655,000  SH          SOLE             4,655,000
DISCOVERY           COM          254668106        508      180,769  SH          SOLE               180,769
   LABORATORIES
   INC N
DOLLAR THRIFTY      COM          256743105     12,314      582,200  SH          SOLE               582,200
   AUTOMOTIVE GP
ENDO                COM          29264F205     17,215    2,235,700  SH          SOLE             2,235,700
   PHARMACEUTICALS
   HLDGS INC
GEMSTAR-TV GUIDE    COM          36866W106     27,657    8,509,800  SH          SOLE             8,509,800
   INTL INC
IDT CORP            CL B         448947309     41,055    2,647,000  SH          SOLE             2,647,000
INSIGNIA FINL GROUP COM          45767A105     12,089    1,667,500  SH          SOLE             1,667,500
   INC NEW
IOMEGA CORP         COM NEW      462030305     26,486    3,374,000  SH          SOLE             3,374,000
LIBERTY MEDIA CORP  COM SER A    530718105     41,256    4,614,777  SH          SOLE             4,614,777
   NEW
M D C HLDGS INC     COM          552676108     99,950    2,612,382  SH          SOLE             2,612,382
MACROVISION CORP    COM          555904101     19,200    1,197,000  SH          SOLE             1,197,000
MERCER INTL INC     SH BEN INT   588056101     13,821    2,517,500  SH          SOLE             2,517,500
MICRON TECHNOLOGY   COM          595112103        506       52,000  SH          SOLE                52,000
   INC
NATURAL             NOTE         638882AA8      3,127       53,000  PRN         SOLE                53,000
   MICROSYSTEMS     5.000%10/1
   CORP
NEOMAGIC CORP       COM          640497103      3,014    2,791,000  SH          SOLE             2,791,000
NEOPHARM INC        COM          640919106      8,454      833,770  SH          SOLE               833,770
NEW CENTURY         COM          64352D101     43,049    1,695,500  SH          SOLE             1,695,500
   FINANCIAL CORP
NORTH AMERN         COM          65915D100      4,478      498,100  SH          SOLE               498,100
  SCIENTIFIC INC
OPTI INC            COM          683960108        496      381,700  SH          SOLE               381,700
PATINA OIL & GAS    COM          703224105     54,132    1,710,325  SH          SOLE             1,710,325
   CORP
PLAINS EXPL &       COM          726505100      2,487      225,100  SH          SOLE               225,100
   PRODTN CO L P
PROVIDIAN FINL CORP COM          74406A102      3,710      571,700  SH          SOLE               571,700
PROVIDIAN FINL CORP SR NT CV     74406AAA0     10,730      145,000  PRN         SOLE               145,000
                    3.25%05
SAFEGUARD           SB NT CV     786449AE8      4,805       77,500  PRN         SOLE                77,500
   SCIENTIFICS INC  5%06
SAXON CAPITAL INC   COM          80556P302      8,832      706,000  SH          SOLE               706,000
SILICON GRAPHICS    COM          827056102      3,731    3,302,200  SH          SOLE             3,302,200
  INC
SILICON GRAPHICS    NOTE 5.250%  827056AC6      6,044      104,200  PRN         SOLE               104,200
  INC               9/0
STAGE STORES INC    COM NEW      85254C305     47,426    2,254,100  SH          SOLE             2,254,100
SYCAMORE NETWORKS   COM          871206108     30,495   10,552,000  SH          SOLE            10,552,000
  INC
3 COM CORP          COM          885535104      2,141      462,500  SH          SOLE               462,500
UICI                COM          902737105     14,821      953,100  SH          SOLE               953,100
U S INDS INC NEW    COM          912080108      3,909    1,486,500  SH          SOLE             1,486,500
VISTEON CORP        COM          92839U107      6,399      919,400  SH          SOLE               919,400